Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Other Intangible Assets
8.	OTHER INTANGIBLE ASSETS

Other intangible assets consisted of the following:

December 31, 2013	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	616	(484)	132
Contractual customer relationships	5	(5)	—
Purchased software	338	(290)	48
Construction in progress	37	—	37
Other intangible assets	62	(62)	—

Total	1,058	(841)	217

December 31, 2012	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	742	(630)	112
Contractual customer relationships	13	(11)	2
Purchased software	356	(312)	44
Construction in progress	39	—	39
Other intangible assets	104	(88)	16

Total	1,254	(1,041)	213

The line “Construction in progress” in the table above includes internally developed software under construction and software not ready for use.

The line “Other intangible assets” consists primarily of internally developed software. The amortization expense on capitalized software costs in 2013, 2012 and 2011 was $17 million, $38 million and $33 million, respectively.

During the third quarter of 2013, an impairment test was performed on the DCG reporting unit, as detailed in Note 7. Prior to conducting the impairment test on goodwill, the Company evaluated the recoverability of the long-lived assets dedicated to the DCG reporting unit, including acquired technologies and capitalized software. Recoverability of these intangible assets was assessed based on the undiscounted future cash flows expected to result from their use. Based on management’s best estimates about future developments and scenarios of the DCG reporting unit, as well as assumptions on alternative future use, the Company concluded that the undiscounted future cash flows were less than the carrying value. Therefore, these intangible assets were considered to be impaired. The amount of the impairment loss was measured as the difference between the carrying amount of these assets and the fair value based on a discounted cash flow approach. The impairment on intangible assets totaled $18 million and was composed of $17 million impairment on acquired technologies and $1 million impairment on capitalized software.

Veredus, a 67% investment of the Company, has been classified as Assets held for sale as of December 31, 2013. Consequently, Veredus intangibles were re-classified to Assets held for sale for $11 million as of December 31, 2013. On January 13, 2014, the Company sold a 50% stake in Veredus shares to a third party investor.

The amortization expense in 2013, 2012 and 2011 was $72 million, $177 million and $211 million, respectively.

The estimated amortization expense of the existing intangible assets for the following years is:

Year
2014	64
2015	55
2016	45
2017	26
2018	13
Thereafter	14
Total	217